NET INCOME PER SHARE (Tables)	12 Months Ended
Dec. 31, 2019
NET INCOME PER SHARE
Schedule of profit attributable to owners

	For the years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Basic net income per share calculation Numerator:
Net income for the year attributable to the Company:	167,682	340,046	575,196
Less: Accretion of Series A Shares	3,762	177	—
Less: Accretion of Series B-1 Shares	3,127	368	—
Less: Accretion of Series B-2 Shares	34,382	4,049	—
Less: Deemed dividend to preferred shareholders	—	209,752	—
Less: Undistributed earnings allocated to Series A preferred shareholders	48,753	4,521	—
Less: Undistributed earnings allocated to Series B-1 preferred shareholders	1,361	126	—
Less: Undistributed earnings allocated to Series B-2 preferred shareholders	14,220	1,319	—
Less: Undistributed earnings allocated to participating nonvested restricted shares	15,957	6,244	2,450
Net income attributed to ordinary shareholders for computing net income per ordinary shares—basic	46,120	113,490	572,746
Denominator:
Weighted average ordinary shares outstanding used in computing net income per ordinary shares – basic	67,777,592	211,873,704	243,648,186
Net income per ordinary share attributable to ordinary shareholders—basic	0.68	0.54	2.35
Diluted net income per share calculation
Net income attributable to ordinary shareholders for computing net income per ordinary shares—basic	46,120	113,490	572,746
Add: adjustments to undistributed earnings to participating securities	3,519	648	117
Net income attributed to ordinary shareholders for computing net income per ordinary shares—basic	49,639	114,138	572,863
Denominator:
Weighted average ordinary shares basic outstanding	67,777,592	211,873,704	243,648,186
Effect of potentially diluted stock options, restricted stocks and RSUs	8,514,309	13,160,946	12,310,986
Weighted average ordinary shares outstanding used in computing net income per ordinary shares—dilute	76,291,901	225,034,650	255,959,172
Net income per ordinary share attributable to ordinary shareholders—diluted	0.65	0.51	2.24

Schedule of shares excluded from calculation of net income per share

	For the years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Shares issuable upon exercise of share options, restricted stocks and RSUs	12,683,366	705,407	294,352
Shares issuable upon vesting of nonvested restricted shares	23,450,173	11,657,620	1,042,234
Shares issuable upon conversion of Series A shares	71,641,792	—	—
Shares issuable upon conversion of Series B-1 shares	2,000,000	—	—
Shares issuable upon conversion of Series B-2 shares	20,895,523	—	—